DIVIDEND NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Dividend Notes Payable
DIVIDEND NOTES PAYABLE

NOTE 12 – DIVIDEND NOTES PAYABLE

Prior to the Merger, TruGolf Nevada filed its tax returns as an S Corporation. Historically, all income tax liabilities and benefits of TruGolf Nevada are passed through to the shareholders annually through distributions. No dividends were declared during 2023 or 2022. During 2021, the Board of Directors declared $7,395,694 in dividends to the shareholders, payable in cash as the Company’s liquidity allows. During 2022, TruGolf Nevada paid the shareholders an aggregate amount of $1,965,706. In November 2022, each shareholder agreed to defer the accrued dividends payable by entering into 6.00% interest rate dividend notes payable. All outstanding and accrued interest is due and payable when the dividend notes payable mature on December 31, 2025. Interest commenced accruing on January 1, 2023.

On April 21, 2025, the Company entered into agreements with the shareholders owed approximately $3.9 million in outstanding dividends notes payable, pursuant to which each shareholder converted all of their outstanding amounts payable into (i) 84,662 shares of the Company’s Class A common stock, with respect to approximately $1.3 million in principal and interest and (ii) 165,663 shares of the Company’s Class B common stock with respect to approximately $2.6 million in principal and interest.

Dividends declared, distributed, and accrued are as follows:

	June 30,	December 31,
	2025	2024
Accrued interest on dividends payable	$586,766	$515,677
Dividends payable	$118,362	$4,023,923

NOTE 15 – DIVIDEND NOTES PAYABLE

Prior to the Merger, TruGolf Nevada filed its tax returns as an S Corporation. Historically, all income tax liabilities and benefits of TruGolf Nevada are passed through to the shareholders annually through distributions. No dividends were declared during 2023 or 2022. During 2021, the Board of Directors declared $7,395,694 in dividends to the shareholders, payable in cash as the Company’s liquidity allows. During 2022, TruGolf Nevada paid the shareholders an aggregate amount of $1,965,706. In November 2022, each shareholder agreed to defer the accrued dividends payable by entering into 6.00% interest rate dividend notes payable. All outstanding and accrued interest is due and payable when the dividend notes payable mature on December 31, 2025. Interest commenced accruing on January 1, 2023.

Dividends declared, distributed, and accrued are as follows as of December 31:

	2024	2023
Accrued interest on dividends payable	$515,677	$274,242
Dividends payable	$4,023,923	$4,023,923